SCHEDULE OF WHOLLY OWNED SUBSIDIARIES (Details)	9 Months Ended
Sep. 30, 2023
Draganfly innovations inc. [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Draganfly Innovations Inc.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%
Dragonfly Innovations USA Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Draganfly Innovations USA, Inc.
Country of incorporation of subsidiary	US
Proportion of ownership interest in subsidiary	100.00%
Dronelogics Systems Inc [Member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Dronelogics Systems Inc.
Country of incorporation of subsidiary	Canada
Proportion of ownership interest in subsidiary	100.00%